Annual Total Returns - Voya Short Term Bond Fund (Class P2 Shares) [BarChart] - Class P2 Shares - Voya Short Term Bond Fund - Class P2	Jul. 31, 2021
Bar Chart Table:
2011
2012
2013
2014
2015
2016
2017
2018
2019
2020	3.89%